ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SMALL-CAP STOCK FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 94.0%
CONSUMER DISCRETIONARY 12.7%
Auto Components 0.4%
Strattec Security (1)	190,600	8,867
TRW (2)	710,600	22,512
		31,379
Automobiles 0.0%
Winnebago	40,000	955
		955
Distributors 0.2%
Keystone Automotive (2)	300,000	14,328
		14,328
Diversified Consumer Services 1.7%
Bright Horizons Family Solutions (2)	525,000	22,491
Corinthian Colleges (2)	2,900,000	46,139
Matthews International, Class A	1,394,600	61,083
		129,713
Hotels, Restaurants & Leisure 2.8%
Applebee's	1,057,512	26,311
BJ's Restaurants (2)	856,300	18,025
CEC Entertainment (2)	464,000	12,468
P.F. Chang's China Bistro (2)	420,000	12,432
Panera Bread, Class A (2)	600,000	24,480
Red Robin Gourmet Burgers (1) (2)	827,500	35,500
Ruby Tuesday	400,800	7,350
Sonic (2)	1,976,625	46,253
The Cheesecake Factory (2)	1,296,000	30,417
		213,236
Household Durables 0.6%
Jarden (2)	680,000	21,039
Meritage (2)	1,075,000	15,179
Standard Pacific	1,725,000	9,470
		45,688
Internet & Catalog Retail 0.7%
priceline.com (2)	570,000	50,588
		50,588
Leisure Equipment & Products 0.8%
Brunswick	950,000	21,717
MarineMax (2)	750,000	10,920
Polaris Industries	200,000	8,724
Pool	775,537	19,373
		60,734
Media 1.0%
Belo, Class A	1,000,000	17,360
Entercom Communications	458,500	8,863
Scholastic (2)	1,353,800	47,193
Young Broadcasting (2)	430,700	948
		74,364
Multiline Retail 0.2%
Big Lots (2)	500,000	14,920
		14,920
Specialty Retail 3.6%
A.C. Moore Arts & Crafts (2)	390,000	6,146
Ann Taylor Stores (2)	1,650,000	52,255
Borders Group	1,950,000	25,994
Christopher & Banks	923,950	11,198
Cost Plus (2)	150,700	606
Hibbett Sports (2)	1,000,000	24,800
Hot Topic (2)	1,750,000	13,055
J. Crew Group (2)	172,500	7,159
Monro Muffler Brake & Service (1)	875,000	29,566
The Finish Line, Class A	152,422	662
Tween Brands (2)	1,075,000	35,303
Zale (2)	1,150,000	26,611
Zumiez (2)	950,000	42,152
		275,507
Textiles, Apparel & Luxury Goods 0.7%
Lululemon Athletica (2)	207,000	8,700
Under Armour (2)	283,162	16,939
Warnaco Group (2)	600,000	23,442
		49,081
Total Consumer Discretionary		960,493
CONSUMER STAPLES 0.9%
Food & Staples Retailing 0.8%
Casey's General Stores	1,520,000	42,104
Pantry (2)	800,000	20,504
		62,608
Food Products 0.1%
ADM Cranberry (2)(3)	164	91
Makepeace (2)	164	1,968
Seneca Foods, Class B (2)	72,000	1,973
Seneca Foods, Class A (2)	187,600	5,101
		9,133
Total Consumer Staples		71,741
ENERGY 5.9%
Energy Equipment & Services 2.8%
Exterran Holdings (2)	528,125	42,430
FMC Technologies (2)	360,000	20,758
ION Geophysical (2)	1,400,000	19,362
Key Energy Services (2)	250,600	4,260
SEACOR Holdings (2)	899,500	85,542
Union Drilling (2)	500,000	7,290
W-H Energy Services (2)	473,900	34,950
		214,592
Oil, Gas & Consumable Fuels 3.1%
Bill Barrett (2)	1,363,000	53,716
Concho Resources (2)	852,000	12,618
Forest Oil (2)	1,575,100	67,792
Foundation Coal Holdings	1,225,000	48,020
Geomet (2)	1,620,000	8,246
Mariner Energy (2)	1,708,100	35,375
Westmoreland Coal (2)	450,000	8,968
		234,735

Total Energy		449,327
FINANCIALS 14.2%
Capital Markets 2.0%
Affiliated Managers Group (2)	550,000	70,131
optionsXpress Holdings	600,000	15,684
Penson Worldwide (2)	1,150,000	21,252
Piper Jaffray Companies (2)	800,000	42,880
		149,947
Commercial Banks 6.2%
Boston Private Financial	750,000	20,880
Cascade Bancorp	1,000,000	22,260
Chittenden	1,300,000	45,708
Citizens Republic Bancorp	1,750,000	28,193
Glacier Bancorp	1,745,130	39,300
Pinnacle Financial Partners (1)(2)	1,000,000	28,820
Preferred Bank	300,000	11,802
Prosperity Bancshares	1,100,000	36,476
Provident Bankshares	952,078	29,829
Sandy Spring Bancorp	670,000	20,180
Seacoast Banking, Class A	948,200	17,731
Signature Bank (2)	800,000	28,184
Texas Capital Bancshares (2)	849,100	18,460
United Community Banks	700,000	17,164
Valley National Bancorp	1,675,076	37,153
WestAmerica	1,125,000	56,036
Western Alliance Bancorp (2)	500,000	11,785
		469,961
Consumer Finance 0.4%
Advanta, Class B	1,000,000	27,420
		27,420
Diversified Financial Services 0.2%
MarketAxess Holdings (2)	1,000,000	15,000
		15,000
Insurance 2.2%
Assured Guaranty	1,399,900	38,035
Employers Holdings	400,000	8,244
Infinity Property & Casualty (1)	1,000,000	40,220
Markel (2)	110,000	53,240
National Financial Partners	200,000	10,596
Selective Insurance	826,400	17,586
		167,921
Real Estate Investment Trusts (REITs) 2.1%
DiamondRock Hospitality, REIT	600,000	10,446
EastGroup Properties, REIT	887,600	40,173
Equity Lifestyle Properties, REIT	275,000	14,245
Essex Property Trust, REIT	100,000	11,757
LaSalle Hotel Properties, REIT	470,000	19,777
Parkway Properties, REIT	399,700	17,643
PS Business Parks, REIT	400,000	22,740
Washington SBI, REIT	790,000	26,212
		162,993
Thrifts & Mortgage Finance 1.1%
First Niagara Financial	3,200,000	45,280
NewAlliance Bancshares	1,800,000	26,424
Radian	675,000	15,714
		87,418

Total Financials		1,080,660

HEALTH CARE 15.5%
Biotechnology 4.2%
Acadia Pharmaceuticals (2)	500,000	7,525
Alexion Pharmaceutical (2)	375,000	24,431
Alkermes (2)	938,700	17,272
Altus Pharmaceuticals (2)	472,500	4,957
Amylin Pharmaceuticals (2)	430,000	21,500
Cephalon (2)	353,517	25,828
Cubist Pharmaceuticals (2)	947,200	20,014
Cytokinetics (2)	300,000	1,536
deCode genetics (2)	683,703	2,373
Incyte (2)	2,000,000	14,300
InterMune (2)	975,000	18,652
Martek Biosciences (2)	800,800	23,247
Myriad Genetics (2)	1,000,000	52,150
Neurocrine Biosciences (2)	437,500	4,375
ONYX Pharmaceuticals (2)	450,000	19,584
Rigel Pharmaceuticals (2)	800,000	7,544
Senomyx (2)	600,000	7,350
Tercica (2)	660,700	4,096
Theravance (2)	279,800	7,300
Vertex Pharmaceuticals (2)	900,000	34,569
		318,603
Health Care Equipment & Supplies 5.1%
Analogic	434,500	27,704
Angiodynamics (2)	475,000	8,954
DJO (2)	668,000	32,799
Edwards Lifesciences (2)	589,900	29,088
EV3 (2)	550,000	9,031
Integra LifeSciences (2)	1,251,000	60,774
Masimo (2)	128,600	3,300
Micrus Endovascular (2)	500,000	9,135
Northstar Neuroscience (2)	427,100	4,766
NuVasive (2)	550,000	19,761
NxStage Medical (2)	900,000	13,041
ResMed (2)	1,515,000	64,948
Stereotaxis (2)	850,000	11,721
Steris	1,000,100	27,333
Thoratec (2)	1,475,000	30,518
TomoTherapy (2)	300,000	6,969
Wright Medical Group (2)	1,039,296	27,874
		387,716
Health Care Providers & Services 4.3%
AmeriGroup (2)	900,000	31,032
Animal Health International (2)	750,000	8,347
Centene (2)	1,350,000	29,038
HealthExtras (2)	1,071,000	29,806
Henry Schein (2)	1,015,000	61,753
LifePoint Hospitals (2)	1,300,000	39,013
Nighthawk Radiology (2)	825,000	20,221
Skilled Healthcare, Class A (2)	700,000	11,025
Sunrise Senior Living (1)(2)	2,738,200	96,850
		327,085
Health Care Technology 0.5%
Allscripts Healthcare (2)	750,000	20,273
Vital Images (2)	700,000	13,664
		33,937
Life Sciences Tools & Services 0.2%
Bruker BioSciences (2)	152,527	1,342
Exelixis (2)	1,220,000	12,920
Nektar Therapeutics (2)	175,100	1,546
		15,808
Pharmaceuticals 1.2%
Alexza Pharmaceuticals (2)	250,000	2,165
BioMimetic Therapeutics (2)	181,900	2,427
Cadence Pharmaceuticals (2)	206,000	2,884
Inspire Pharmaceuticals (2)	1,220,000	6,551
Medicines Company (2)	600,000	10,686
Medicis Pharmaceutical, Class A	1,200,000	36,612
Noven Pharmaceuticals (2)	271,500	4,325
XenoPort (2)	550,000	25,877
		91,527

Total Health Care		1,174,676
INDUSTRIALS & BUSINESS SERVICES 19.2%
Aerospace & Defense 2.0%
American Science Engineering	285,242	17,873
Argon ST (2)	450,000	8,910
Moog, Class A (2)	1,025,000	45,039
Teledyne Technologies (2)	1,500,000	80,085
		151,907
Air Freight & Logistics 0.4%
Pacer International	250,000	4,763
UTi Worldwide	1,102,800	25,342
		30,105
Airlines 0.3%
AirTran (2)	1,725,900	16,983
Frontier Airlines Holdings (2)	710,000	4,395
		21,378
Building Products 1.0%
American Woodmark (1)	735,000	18,221
Builders FirstSource (2)	800,000	8,624
Gibraltar Industries	559,800	10,356
Simpson Manufacturing	500,000	15,925
Universal Forest Products	650,000	19,435
		72,561
Commercial Services & Supplies 3.6%
American Reprographics (2)	1,350,000	25,272
Angelica (1)	700,000	13,797
G & K Services, Class A	962,700	38,701
Kforce (2)	1,261,200	16,219
LECG (1)(2)	1,250,000	18,625
Multi-Color (1)	750,000	17,115
Pike Electric (2)	698,000	13,094
Resources Connection	1,520,000	35,188
Ritchie Bros Auctioneers	679,500	44,235
Waste Connections (2)	1,575,000	50,022
		272,268
Construction & Engineering 0.4%
Insituform Technologies (2)	698,100	10,632
Quanta Services (2)	755,324	19,978
		30,610
Electrical Equipment 3.0%
Baldor Electric (1)	1,818,400	72,645
Belden	1,220,000	57,230
Franklin Electric	50,000	2,056
Smith AO	1,745,700	76,601
Woodward Governor	269,100	16,792
		225,324
Machinery 5.5%
3-D Systems (2)	859,500	20,301
Accuride (2)	217,500	2,634
Actuant, Class A	1,053,600	68,453
Cascade	240,000	15,641
ESCO Technologies (1)(2)	1,450,000	48,198
Graco	1,020,000	39,892
Greenbrier Companies	190,000	5,075
Harsco	1,294,000	76,695
IDEX	700,000	25,473
Lindsay (1)	200,000	8,756
RBC Bearings (1)(2)	1,036,400	39,746
Toro	1,181,100	69,484
		420,348
Road & Rail 0.8%
Heartland Express	533,448	7,618
Knight Transportation	2,600,000	44,746
Ryder System	230,000	11,270
		63,634
Trading Companies & Distributors 2.2%
Applied Industrial Technologies	2,100,000	64,743
Electro Rent	564,300	7,906
H&E Equipment Services (2)	1,850,000	33,263
Interline Brands (2)	1,145,000	26,323
NuCo2 (1)(2)	900,000	23,166
Transdigm Group (2)	300,000	13,713
		169,114

Total Industrials & Business Services		1,457,249
INFORMATION TECHNOLOGY 19.4%
Communications Equipment 1.0%
Acme Packet (2)	200,000	3,084
ADTRAN	1,050,000	24,181
Aruba Networks (2)	263,400	5,268
BigBand Networks (2)	100,000	640
Finisar (2)	8,500,000	23,800
IXIA (2)	1,100,000	9,592
Optium (2)	575,000	5,969
Tekelec (2)	416,700	5,042
		77,576
Computers & Peripherals 1.9%
Emulex (2)	1,050,000	20,129
Intermec (2)	500,000	13,060
Neoware (2)	578,500	9,383
Palm (2)	3,400,000	55,318
Synaptics (2)	500,000	23,880
Xyratex (2)	1,200,000	23,028
		144,798
Electronic Equipment & Instruments 1.9%
Cogent (2)	312,000	4,892
DTS (2)	575,000	17,463
IPG Photonics (2)	303,900	5,975
Littelfuse (2)	521,700	18,619
Measurement Specialties (2)	141,000	3,934
MTS Systems (1)	900,000	37,440
National Instruments	600,000	20,598
Newport (2)	789,600	12,026
Orbotech (2)	775,000	16,298
Plexus (2)	150,000	4,110
ScanSource (2)	93,600	2,631
		143,986
Internet Software & Services 2.3%
Ariba (2)	2,500,000	26,950
Bankrate (2)	600,000	27,672
CNET Networks (2)	3,012,600	22,444
DealerTrack (2)	550,000	23,034
Digital River (2)	781,400	34,968
The Knot (2)	700,000	14,882
Visual Sciences (2)	400,000	5,776
Websense (2)	950,000	18,743
		174,469
IT Services 1.6%
EnerNOC (2)	146,000	5,574
Global Payments	1,176,000	52,003
Heartland Payment Systems	500,000	12,850
MPS Group (2)	2,471,800	27,561
RightNow Technologies (2)	1,384,000	22,268
		120,256
Semiconductor & Semiconductor Equipment 6.3%
Advanced Analogic Technologies (2)	1,800,000	19,152
Atheros Communications (2)	550,000	16,483
ATMI (2)	273,500	8,137
Brooks Automation (2)	832,329	11,852
Cabot Microelectronics (2)	230,000	9,832
Conexant Systems (2)	16,000,000	19,200
Cymer (2)	610,000	23,418
Diodes (2)	1,500,000	48,150
Entegris (2)	3,352,372	29,099
Exar (2)	1,163,000	15,189
FEI (2)	1,300,000	40,859
FormFactor (2)	425,000	18,857
Lattice Semiconductor (2)	2,168,800	9,738
Mattson Technology (2)	1,225,000	10,596
MKS Instruments (2)	480,000	9,130
Nextest Systems (1)(2)	940,000	12,088
ON Semiconductor (2)	262,100	3,292
PDF Solutions (1)(2)	1,400,000	13,832
Semitool (2)	1,560,000	15,132
Semtech (2)	1,764,000	36,127
Silicon Laboratories (2)	1,000,000	41,760
Standard Microsystems (2)	1,045,000	40,149
Veeco (2)	280,100	5,428
Virage Logic (2)	400,000	2,968
Volterra Semiconductor (2)	700,000	8,596
Zarlink Semiconductor (2)	3,850,000	5,352
		474,416
Software 4.4%
Bottomline Technologies (2)	900,000	11,277
Catapult Communications (2)	468,600	3,580
DemandTec (2)	572,048	7,808
FactSet Research Systems	1,100,000	75,405
Glu Mobile (2)	121,447	1,102
Jack Henry & Associates	2,970,100	76,807
Motive (2)	851,000	1,430
Progress Software (2)	900,000	27,270
Pros Holdings (2)	350,000	4,224
Quest Software (2)	1,515,500	26,006
Red Hat (2)	856,700	17,023
Salary.com (2)	468,300	5,484
Sourcefire (2)	600,000	5,448
SPSS (2)	536,400	22,067
THQ (2)	1,425,000	35,596
Wind River Systems (2)	1,300,000	15,301
		335,828

Total Information Technology		1,471,329
MATERIALS 2.3%
Chemicals 1.0%
Arch Chemicals	1,198,100	56,167
Ferro	250,000	4,995
Material Sciences (2)	691,100	7,339
Symyx Technologies (2)	575,000	4,997
		73,498
Containers & Packaging 0.4%
Chesapeake Corporation	710,000	6,007
Smurfit-Stone Container (2)	1,950,000	22,776
		28,783
Metals & Mining 0.9%
Adrian Steel (1)	13,000	4,569
Coal Creek	9,295	3,346
Lihir Gold (AUD) (2)	7,971,900	27,807
Metal Management	662,400	35,902
		71,624

Total Materials		173,905
TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.8%
NTELOS Holdings	421,800	12,426
Premiere Global Services (2)	1,120,000	14,168
Time Warner Telecom, Class A (2)	1,550,000	34,054
		60,648
Wireless Telecommunication Services 0.2%
SBA Communications (2)	400,000	14,112
		14,112
Total Telecommunication Services		74,760
TRUSTS & MUTUAL FUNDS 0.6%
Trusts & Mutual Funds 0.6%
Ishares Russell 2000	600,000	48,024
Total Trusts & Mutual Funds		48,024
UTILITIES 2.3%
Electric Utilities 1.3%
Cleco	817,200	20,651
El Paso Electric (2)	851,200	19,688
Empire District Electric	925,100	20,898
UniSource Energy	1,224,700	36,606
		97,843
Gas Utilities 0.6%
SEMCO Energy (2)	800,000	6,312
Southwest Gas	1,325,000	37,485
		43,797
Multi-Utilities 0.4%
Black Hills	400,000	16,408
OGE Energy	540,400	17,887
		34,295
Total Utilities		175,935
Total Common Stocks (Cost $5,226,716)		7,138,099
SHORT-TERM INVESTMENTS 6.0%
Money Market Funds 5.9%
T. Rowe Price Reserve Investment Fund, 5.46% (1)(4)	444,820,747	444,821
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 3.85% 12/20/07 (5)	8,500,000	8,427
Total Short-Term Investments (Cost $453,248)		453,248
Total Investments in Securities
100.0% of Net Assets (Cost $5,679,964)		$7,591,347

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Affiliated Companies
(2)	Non-income producing
(3)	Restricted security
(4)	Seven-day yield
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2007.
REIT	Real Estate Investment Trust
AUD	Australian Dollar

Open Futures Contracts at September 30, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 463 Russell 2000 Index contracts,
$8,500 par of 3.85% U.S. Treasury Bills
pledged as initial margin	12/07	$188,256	$6,337
Net payments (receipts) of variation
margin to date			(7,610)
Variation margin receivable (payable)
on open futures contracts			$(1,273)

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment		Value
Affiliate	Cost	Cost	Income ‡		9/30/07	12/31/06
Adrian Steel	$-	$-	$39		$4,569	$5,044
American Woodmark	24,931	-	76		18,221	-
Angelica	-	-	231		13,797	18,060
Arch Chemical	-	-		-	*	39,909
Baldor Electric	-	-	927		72,645	60,771
ESCO Technologies	25,956	-	-		48,198	**
Infinity Property &
Casualty	43	-	270		40,220	48,337
Piper Jaffary	-	-		-	*	51,905
LECG	-	-	-		18,625	23,100
Lindsay	-	17,081	124		8,756	30,071
Monro Muffler Brake &
Service	-	-	201		29,566	30,712
MTS Systems	-	-	333		37,440	**
Multi-Color	1,936	-	72		17,115	14,618
Nextest Systems	-	-	-		12,088	10,594
NuCo2	-	-	-		23,166	22,131
PDF Solutions	-	-	-		13,832	20,230
Pinnacle Financial
Partners	9,438	-	-		28,820	21,567
RBC Bearings	-	-	-		39,746	29,703
Red Robin Gourmet
Burgers	-	-	-		35,500	29,666
Strattec Security	-	-	219		8,867	8,882
Sunrise Senior Living	-	-	-		96,850	84,118
T. Rowe Price Reserve
Investment Fund, 5.46%	¤	¤	15,539		444,821	475,497
Totals			$18,031		$1,012,842	$1,024,915

‡	Includes dividend income of $18,031 and no interest income.
*	The issuer was not considered an affiliated company at September 30, 2007.
**	The issuer was not considered an affiliated company at December 31, 2006.
¤	Purchase and sale information not shown for cash management funds.

(3) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $91 and represents 0.0% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
ADM Cranberry	6/30/00	$0
Totals		$0

The fund has registration rights for certain restricted securities held as of September 30, 2007.
Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Small-Cap Stock Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $5,679,964,000. Net unrealized gain aggregated $1,917,720,000 at period-end, of which $2,340,544,000 related to appreciated investments and $422,824,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

For the period ended September 30, 2007, total realized gain on all affiliated companies was $9,838,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Stock Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007